21. DEFERRED REVENUE	12 Months Ended
Dec. 31, 2017
Deferred Revenue
DEFERRED REVENUE
	12.31.2017	12.31.2016
Non current
Customer contributions not subject to repayment	195	200
Total non current	195	200

Current
Customer contributions not subject to repayment	3	1
Total current	3	1